Debt Securities in Issue	6 Months Ended
Jun. 30, 2018
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Debt Securities in Issue

18. DEBT SECURITIES IN ISSUE

	30 June 2018 £m	31 December 2017 £m
Medium-term notes	30,165	24,229
Covered bond programme	16,017	15,799
Certificates of deposit	3,304	4,681
Credit Linked Notes	43	43
Securitisation programmes	4,690	4,108

	54,219	48,860